Organization and Summary of Significant Accounting Policies - Pre-Tax Effects of the Peso Forward Contracts (Details) $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
Pre-tax effects of the Mexican peso forward contracts
Realized loss	$ (1,196)
Unrealized loss	(889)
Not Designated as Hedging Instrument | Other Income, Net
Pre-tax effects of the Mexican peso forward contracts
Realized loss	(1,196)
Unrealized loss	$ (889)